EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EQUIPMENT [Text Block]
5.	EQUIPMENT

	June 30, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$7,549	$809	$8,358	$6,549	$1,809
Computer equipment	20,274	19,488	786	20,274	18,666	1,608
Exploration equipment	1,464,478	466,826	997,652	1,464,478	379,843	1,084,635
Vehicles	333,989	91,739	242,250	333,989	52,014	281,975
	$1,827,099	$585,602	$1,241,497	$1,827,099	$457,072	$1,370,027

5.	EQUIPMENT

		2011			2010
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$6,549	$1,809	$8,358	$4,179	$4,179
Computer equipment	20,274	18,666	1,608	20,274	13,844	6,430
Exploration equipment	1,464,478	379,843	1,084,635	781,126	185,464	595,662
Vehicles	333,989	52,014	281,975	155,325	26,170	129,155
	$1,827,099	$457,072	$1,370,027	$965,083	$229,657	$735,426